Film and Television Costs (Film and Television Costs)(Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Film And Television Costs [Line Items]
Programming rights, less amortization	$ 1,886	$ 2,061
Total film costs, television costs and programming rights	5,963	6,214
Less: Current portion of programming rights	909	987
Film and television costs	5,054	5,227
Film Costs [Member]
Film And Television Costs [Line Items]
Released, less amortization	1,472	1,428
Completed, not released	99	148
In-production and in-development	1,048	1,374
Total film costs	2,619	2,950
Television Costs [Member]
Film And Television Costs [Line Items]
Released, less amortization	1,124	1,002
In-production and in-development	334	201
Total television costs	$ 1,458	$ 1,203